Property, plant and equipment - Summary of Impairment Losses Recognised in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment losses of property plant and equipment [line items]
Net impairment losses	€ 98	€ 94	€ 254
Dengue Vaccine Project
Disclosure of impairment losses of property plant and equipment [line items]
Net impairment losses	€ 0	€ 0	€ 87